ACQUISITIONS (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($) Company
Acquisitions [Abstract]
Number of companies acquired | Company	3
Aggregate business consideration	$ 282,639
Acquisitions [Member]
Allocation of purchase price [Abstract]
Cash and cash equivalent	42,294
Others	5,219
Total assets acquired	47,513
Income tax payable	(25,682)
Others	(1,976)
Total liabilities assumed	(27,658)
Net assets acquired	19,855
Fulfilled by [Abstract]
Share consideration	252,960 [1]
Cash consideration	29,679
Goodwill	$ 262,784

[1]	Measured based on the fair value of the Company's ordinary shares on the date of acquisition.